PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related to financing activities:
Prepaid interest	$ 15.5	$ 17.0
Derivative instruments	44.5	12.5
Related to operating and other activities:
Other tax receivables	34.2	24.3
Prepaid license fees	10.4	8.1
Prepaid advertising and promotion	8.4	7.8
Loan receivable	7.3	0.0
Discounted bills	7.0	6.8
Prepaid insurance	5.1	6.3
Prepaid employee benefits	0.8	0.5
Other receivables	80.0	79.1
Total	213.2	162.3
Distributor payment, outstanding balance	9.4
Current and expected payments	$ 7.3	$ 0.0
Current and expected to be received monthly installments, period	12 months